Accrued Expenses and Other Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll	$ 7,913	$ 6,671
Accrued interest	45,445	55,650
Accrued voyage expenses	1,014	1,344
Audit fees and related services	375	225
Accrued taxes	9,006	7,911
Professional fees	417	470
Other accrued expenses	289	264
Total accrued expenses	$ 64,459	$ 72,535